Related Party Transactions (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Accrued salaries	$ 1,143	$ 134,152	$ 50,228
Due to officers	318,295	222,492	17,485
Officer Ralph Hofmeier [Member]
Related Party Transaction [Line Items]
Unsecured advances due to officer	15,288	56,400	0
Accrued salaries	148,452	86,265	17,485
Due to officers	163,740	142,665	17,485
Officer Irma Velazquez [Member]
Related Party Transaction [Line Items]
Unsecured advances due to officer	8,153	10,393	0
Accrued salaries	146,402	69,434	0
Due to officers	$ 154,555	$ 79,827	$ 0